Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	34,500,000	0
Temporary equity redemption price per share | $ / shares	$ 10.00	$ 10.00
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued		0
Common stock, shares outstanding		0
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000
Common Class B [Member] | Over-Allotment Option [Member]
Common stock shares subject to forfeiture		1,125,000
Non Redeemable Common Stock [Member]
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0